1875 K Street, N.W. Washington, DC 20006 Tel: 202 303 1000 Fax: 202 303 2000

October 27, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,682

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,682 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust:

iShares Russell 2000 BuyWrite ETF (the “Fund”)

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the sole purpose of adding a new series to the Trust, and it will become automatically effective 75 days after the filing.

The following information is provided to assist the Staff of the Commission (the “Staff”) in its review of the Registration Statement.

(1) Changes from Recent Filings

The Fund’s description of its investment strategy and risk factors are specific to this Fund.

The Amendment follows the general format used by previous filings of the Trust in accordance with the revised Form N-1A, for example, Post-Effective Amendment No. 2,612, filed pursuant to Rule 485(a)(2) on January 17, 2023, relating to iShares Copper and Metals Mining ETF (“PEA 2,612”), which became effective on May 30, 2023.

BRUSSELS CHICAGO FRANKFURT HOUSTON LONDON LOS ANGELES MILAN

NEW YORK PALO ALTO PARIS ROME SAN FRANCISCO WASHINGTON

Securities and Exchange Commission

October 27, 2023

(2) Prior Filings with Similar Disclosure

Much of the disclosure in the Amendment is substantially similar to that in previous filings submitted by the Trust and reviewed by the Staff. In particular, we invite your attention to PEA 2,612. The substantially similar sections are as follows:

In the Prospectus:

“Portfolio Holdings Information,” “Management – Administrator, Custodian and Transfer Agent,” “Management – Conflicts of Interest,” “Shareholder Information – Book Entry,” “Shareholder Information – Share Prices,” “Shareholder Information – Dividends and Distributions,” “Shareholder Information – Householding,” “Creations and Redemption,” “Distribution,” and “Financial Highlights.”

In the Statement of Additional Information:

“General Description of the Trust and the Fund,” “Exchange Listing and Trading,” “Investment Strategies and Risks – Lending Portfolio Securities,” “Investment Strategies and Risks – Liquidity Risk Management,” “Investment Strategies and Risks – Short-Term Instruments and Temporary Investments,” “Investment Strategies and Risks – Tracking Stocks,” “Proxy Voting Policy,” “Portfolio Holdings Information,” “Investment Policies,” “Continuous Offering,” “Management – Committees of the Board of Trustees,” “Management – Control Persons and principal holders of Securities,” “Management – Conflicts of Interest,” “Investment Advisory, Administrative and Distribution Services – Investment Adviser,” “Investment Advisory, Administrative and Distribution Services – Code of Ethics,” “Investment Advisory, Administrative and Distribution Services – Anti-Money Laundering Requirements,” “Investment Advisory, Administrative and Distribution Services – Administrator, Custodian and Transfer Agent,” “Investment Advisory, Administrative and Distribution Services – Distributor,” “Determination of Net Asset Value – Valuation of Shares,” “Determination of Net Asset Value – Equity Investments,” “Determination of Net Asset Value – Options, Futures, Swaps and Other Derivatives,” “Determination of Net Asset Value – Fair Value,” “Additional Information Concerning the Trust,” “Financial Statements,” and “Miscellaneous Information.”

* * *

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff. 1

If you have any questions or need further information, please call me at (202) 303-1124.

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).

Securities and Exchange Commission

October 27, 2023

Sincerely,

/s/ Benjamin J. Haskin

Benjamin J. Haskin

cc:	Jennifer Kerslake

Michael Gung

George Rafal

Luis Mora

Toree Ho

John F. Rupp